QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 09/30/06
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Eastern European Equity Fund; and
REMS Real Estate Value Opportunity Fund.

                          EASTERN EUROPEAN EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2006
                                   (Unaudited)

Number of                                              Market
Shares         Security Description                    Value
------         --------------------                    -----

               Common Stocks:             59.78%

               Austria:                   17.43%


120,000        CA Immobilien Anlagen             $3,298,347
               Hypo South Eastern
10,000         Opportunity                        1,721,852

499,000        Sparkassen Immobilien AG           5,626,761

180            Uralchimplast Bete                 1,758,002
                                                  -----------------

                                                  12,404,962
                                                  -----------------

               Bulgaria:                   4.23%

149,000        Equest Invest Bulgaria             3,009,691
                                                  -----------------

               Cyprus:                     1.04%

68,800         XXI Century Invest W/I             737,107
                                                  -----------------

               Czech Republic:             7.17%

140,000        Cesky Telecom                      2,771,408
               Komercni Banka AS
15,700         Sponsored ADR                      2,334,468
                                                  -----------------

                                                  5,105,876
                                                  -----------------

               Estonia:                    0.25%

10,000         AS Tallinna Vesi+C63               179,478
                                                  -----------------

               Great Britain:              3.89%

30,000         Celtic Resources Holdings          119,302

1,200,000      EMAC Illyrian Land Fund            1,525,124

136,000        Highland Gold Mining Ltd.          441,576
               Ukraine Opportunity Trust
12,000         PL                                 39,000

60,000         Ukraine Opportunity WTS            645,000
                                                  -----------------

                                                  2,770,002
                                                  -----------------

               Hungary:                   11.68%

14,964         Demasz RT                          1,361,184

13,400         Demaasz Rt. Grd                    241,870

9,000          Egis RT                            1,253,075
               Gedeon Richter Ltd GDR
5,100          Reg S                              1,050,794

12,050         Magyar Tavkozlesi RT - A           241,000

740,000        Magyar Tavkozlesi RT.              2,970,715

22,000         OTP Bank RT.                       692,254

8,000          OTP Bank GDR Reg S                 503,200
                                                  -----------------

                                                  8,314,092
                                                  -----------------

               Israel:                     4.24%

315,000        Bank Hapoalim Ltd.                 1,487,360

390,000        Bank Leumi Le-Israel               1,528,240
                                                  -----------------

                                                  3,015,600
                                                  -----------------

               Poland:                     3.61%
                                                  -----------------

405,000        Telekomunikacja Polska SA          2,572,537
                                                  -----------------

               Russia:                     4.74%
               AFK Sistema-Reg S Spons
100,000        GDR                                2,615,000

20,000         Mobile Telesystems                 755,400

1              OAO Open Investments               23
                                                  -----------------

                                                  3,370,423
                                                  -----------------

               Sweden:                     1.49%

32,000         OriFlame Cosmetics SA-SDR          1,062,919
                                                  -----------------



               Total Securities           59.78%  $42,542,687
               Cash and Cash Equivalents  40.22%   28,620,397
                                          ------- -----------------
               Total Investments          100.00% $71,163,084
                                          ======= =================

                     REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2006
                                   (Unaudited)

Number
  of                                                         Market
shares             Security Description                      Value
-------- ------------------------------------------        -----------

         LONG POSITIONS
         COMMON STOCKS                             78.87%

         APARTMENTS:                               13.90%
 45,200  AMERICAN CAMPUS COMMUNITIES, INC.                  1,153,052
 35,100  APT INVESTMENT MANAGEMENT CO.                      1,909,791
 45,800  BOARDWALK REAL ESTATE INVETMENT TRUST              1,321,788
 19,500  BRE PROPERTIES INC., CLASS A                       1,164,735
 36,500  POST PROPERTIES INC.                               1,734,480
                                                           -----------
                                                            7,283,846
                                                           -----------

         HOTELS:                                   5.94%
 29,100  GAYLORD ENTERTAINMENT CO.                          1,276,035
 19,600  HIGHLAND HOSPITALITY                                 280,868
 55,800  HILTON HOTELS CORP.                                1,554,030
                                                           -----------
                                                            3,110,933
                                                           -----------

         MORTGAGE:                                 0.42%
 16,800  ANNALY CAPITAL MANAGEMENT                            220,752
                                                           -----------

         OFFICE/SUBURBAN:                          3.41%
 37,400  LIBERTY PROPERTY TRUST                             1,787,346
                                                           -----------

         REALTY/DIVERSIFIED:                       14.18%
 17,800  BROOKFIELD PROPERTIES CORP.                          628,696
 19,300  COUSINS PROPERTIES, INC.                             660,253
 40,300  DUKE REALTY CORP.                                  1,505,205
 36,923  I STAR FINANCIAL INC.                              1,539,689
 98,600  SIZELER PROPERTY INVESTORS INC.                    1,481,958
 44,200  TRAMMELL CROW CO.                                  1,613,742
                                                           -----------
                                                            7,429,543
                                                           -----------

         REGIONAL MALLS:                           5.75%
 42,400  PENN REAL ESTATE INVESTMENT TRUST                  1,804,968
 27,200  TAUBMAN CENTERS, INC                               1,208,224
                                                           -----------
                                                            3,013,192
                                                           -----------


         REITS/OFFICE PROPERTY:                    17.46%
         ALLIED PROPERTIES REAL ESTATE INVESTMENT
 91,800  TRUST                                              1,575,288
 33,500  EQUITY LIFESTYLE PROPERTIES INC.                   1,531,285
 37,000  EQUITY OFFICE PROPERTIES TRUST                     1,471,120
125,100  GOVERNMENT PROPERTIES TRUST, INC.                  1,128,402
 37,800  MACK-CALI REALTY CORP                              1,958,040
130,300  MISSION WEST PROPERTIES INC.                       1,486,723
                                                           -----------
                                                            9,150,858
                                                           -----------

         SHOPPING CENTERS:                         14.04%
 45,200  ACADIA REALTY TRUST                                1,152,600
112,700  KITE REALTY GROUP TRUST                            1,920,408
 61,900  RAMCO-GERSHENSON PROPERTIES TRUST                  1,977,705
 28,000  TANGER FACTORY OUTLET CENTERS, INC.                  997,360
 72,200  URSTADT BIDDLE PROPERTIES CLASS A                  1,311,874
                                                           -----------
                                                            7,359,947
                                                           -----------

         TRANSPORTATION:                           3.78%
 34,700  FLORIDA EAST COAST INDUSTRIES, INC.                1,980,676
                                                           -----------


                                                            $
         TOTAL COMMON STOCKS                               41,337,093
                                                           -----------

         PREFERRED STOCK:                          32.51%

         APARTMENTS:                               2.70%
         APARTMENT  INVESTMENT &  MANAGEMENT CO.,
 19,300  SERIES Y, 7.875%                                     488,290
 23,100  BRE PROPERTIES, SERIES C, 6.750%                     570,108
         MID-AMERICAN APARTMENT COMMUNITIES, SERIES H,
 13,900  8.300%                                               354,589
                                                           -----------
                                                            1,412,987
                                                           -----------

         HEALTHCARE:                               1.75%
         HEALTHCARE PROPERTY INVESTORS, INC., SERIES F,
 22,300  7.100%                                               564,190
 13,800  HEALTHCARE REIT INC,  SERIES D, 7.875%               355,350
                                                           -----------
                                                              919,540
                                                           -----------

         HOTELS:                                   2.59%
 22,500  FELCOR LODGING SERIES A, 1.950%                      559,800
 17,100  SUNSTONE HOTEL INC.,  SERIES A, 8.000%               434,340
 14,500  WINSTON HOTELS INC.,  SERIES B, 8.000%               364,095
                                                           -----------
                                                            1,358,235
                                                           -----------

         MORTGAGE:                                 1.65%
         ANNALLY MORTGAGE MANAGEMENT, INC.,  SERIES A,
 20,900  7.875%                                               518,529
         MFA MORTGAGE INVESTMENT INC.,  SERIES A,
 14,100  8.500%                                               347,283
                                                           -----------
                                                              865,812
                                                           -----------

         NET LEASE:                                1.10%
         TRUSTSTREET PROPERTIES, INC.,  SERIES A,
 26,900  7.720%                                               578,350
                                                           -----------

         OFFICE/CENTRAL BUSINESS DISTRICT:         0.85%
 17,500  SL GREEN REALTY CORP.,  SERIES C, 7.625%             442,925
                                                           -----------

         OFFICE/SUBURBAN:                          3.52%
 25,300  ALEXANDRA REAL ESTATE, SERIES C, 8.375%              662,860
 19,800  DIGITAL REALTY, SERIES B, 7.875%                     502,128
 13,700  KILROY REALTY CORP.,  SERIES F, 7.500%               347,432
         PS BUSINESS PARKS, INC., SERIES F,
 13,100  8.750%                                               331,692
                                                           -----------
                                                            1,844,112
                                                           -----------

         REALTY/DIVERSIFIED:                       6.91%
         COLONIAL PROPERTIES TRUST,  SERIES D,
  8,600  8.125%                                               223,514
         COLONIAL PROPERTIES TRUST,  SERIES E,
 23,300  7.620%                                               590,655
         COUSINS PROPERTIES INC.,  SERIES A,
 16,700  7.750%                                               427,520
 19,400  CRESCENT REAL ESTATE SERIES A, 6.750%                424,472
 23,300  DUKE REALTY CORP.,  SERIES L, 6.60%                  582,500
 10,300  ISTAR FINANCIAL INC.,  SERIES D, 8.000%              263,474
 14,000  ISTAR FINANCIAL INC.,  SERIES G, 7.650%              352,240
         LEXINGTON CORPORATE PROPERTIES TRUST, SERIES
 13,600  B, 8.050%                                            347,752
         SIZELER PROPERTIES INVESTORS, Inc.,
 15,600  SERIES B, 9.750%                                     411,060
                                                           -----------
                                                            3,623,187
                                                           -----------

         REGIONAL MALLS:                           1.55%
         CBL & ASSOCIATES properties,  SERIES C,
 13,700  7.750%                                               354,830
         SIMON PROPERTY GROUP INC., SERIES G,
  8,900  7.890%                                               459,240
                                                           -----------
                                                              814,070
                                                           -----------

         REITS/OFFICE PROPERTY:                    3.44%
 17,100  BRANDYWINE REALTY TRUST SERIES C, 7.500%             430,065
         GLENBOROUGH REALTY TRUST, SERIES A,
  6,982  7.750%                                               176,296
 21,877  HIGHWOODS PROPERTIES, SERIES B, 8.000%               548,019
         MAGUIRE PROPERTIES INC., SERIES A,
 26,400  7.625%                                               651,024
                                                           -----------
                                                            1,805,404
                                                           -----------

         SELF STORAGE:                             1.48%
 28,475  PUBLIC STORAGE INC., SERIES A, 6.125%                777,937
                                                           -----------

         SHOPPING CENTERS:                         4.95%
         DEVELOPERS DIVERSIFIED REALTY CORP, SERIES G,
  8,600  8.000%                                               220,590
         DEVELOPERS DIVERSIFIED REALTY CORP, SERIES H,
 15,500  7.375%                                               392,770
 23,300  REGENCY CENTERS CORP., SERIES E, 6.700%              577,840
 16,000  SAUL CENTERS INC., SERIES A, 8.000%                  407,360
 22,800  TANGER FACTORY OUTLET SERIES C, 7.500%               577,068
         URSTADT BIDDLE PROPERTIES INC., SERIES
 16,800  D, 7.500%                                            420,504
                                                           -----------
                                                            2,596,132
                                                           -----------


         TOTAL PREFERRED STOCKS                            17,038,691
                                                           -----------


         TOTAL LONG POSITIONS                              58,375,784
                                                           -----------

         SECURITIES SOLD SHORT                     -11.69%
         COMMON STOCK

         EXCHANGE TRADED FUND:                     -7.94%
         ISHARES DOW JONES U.S. REAL ESTATE INDEX
(38,200) FUND                                              (2,947,130)
(16,900) VANGUARD REIT VIPERS                              (1,216,124)
                                                           -----------
                                                           (4,163,254)
                                                           -----------

         MORTGAGE:                                 -1.41%
(9,600)  FIRSTFED FINANCIAL CORP.                           (544,512)
(20,800) IMPAC MORTGAGE HOLDINGS, INC.                      (194,896)
                                                           -----------
                                                            (739,408)
                                                           -----------

         REALTY/DIVERSIFIED:                       -1.61%
(15,400) ST. JOE COMPANY                                    (844,998)
(21,600) WCI COMMUNITIES, INC.                              (376,704)
                                                           -----------
                                                           (1,221,702)
                                                           -----------

         TOTAL SECURITIES SOLD SHORT                       (6,124,364)
                                                           -----------



         Total Securities                          99.69% $52,251,420

         Cash and Cash Equivalents                 0.31%      160,157
                                                   ------  -----------
         Total Investments                        100.00% $52,411,577
                                                   ======  ===========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: November 22, 2006
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: November 22, 2006
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: November 22, 2006
      ------------------------------------